Note 18 - Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of supplemental cash flows schedule [text block]
	2020	2019	2018
Income taxes and other taxes paid	$193,443	$183,288	$189,534
Interest paid	$7,331	$83,750	$51,898